UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Management Group, LLC
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number:  005-43935


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    April 23, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $867,665

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ACTIVISION BLIZZARD INC 	COM	00507V109	1289	107000	SH		SOLE		107000	0	0
AMAZON COM INC			COM	023135106	16126	118773	SH		SOLE		118773	0	0
ANCESTRY.COM INC		COM	032803108	4857	286523	SH		SOLE		286523	0	0
APPLE COMPUTER INC		COM	037833100	56557	240667	SH		SOLE		240667	0	0
APPLIED MATLS INC		COM	038222105	377	28000	SH		SOLE		28000	0	0
ARRIS GROUP INC 		COM	04269Q100	468	39000	SH		SOLE		39000	0	0
ATHEROS COMMUNICATIONS INC	COM	04743P108	16334	421952	SH		SOLE		421952	0	0
AUTODESK INC			COM	052769106	652	22200	SH		SOLE		22200	0	0
BLUE COAT SYST			COM NEW 09534T508	10751	346372	SH		SOLE		346372	0	0
BROADCOM CORP CLASS A		CL A	111320107	18599	560200	SH		SOLE		560200	0	0
CANADIAN SOLAR INC		COM	136635109	20527	844039	SH		SOLE		844039	0	0
CAVIUM NETWORKS INC		COM	14965A101	9260	372191	SH		SOLE		372191	0	0
CISCO SYS INC			COM	17275R102	49795	1913000 SH		SOLE		1913000 0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	1555	30500	SH		SOLE		30500	0	0
COMMSCOPE INC			COM	203372107	1311	46800	SH		SOLE		46800	0	0
CORNING INC			COM	219350105	414	20500	SH		SOLE		20500	0	0
CHECK POINT SOFTWARE TECH LTD	ORD	M22465104	6979	199016	SH		SOLE		199016	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	20463	522028	SH		SOLE		522028	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	8546	145660	SH		SOLE		145660	0	0
F5 NETWORKS INC 		COM	315616102	13716	222552	SH		SOLE		222552	0	0
FINISAR CORP			COM NEW 31787A507	806	51498	SH		SOLE		51498	0	0
GAMESTOP CORP NEW CL A		COM	36467W109	34246	1563044 SH		SOLE		1563044 0	0
GOOGLE INC			CL A	38259P508	28373	50030	SH		SOLE		50030	0	0
HUTCHINSON TECHNOLOGY INC	COM	448407106	2539	406905	SH		SOLE		406905	0	0
IXIA				COM	45071R109	1461	157600	SH		SOLE		157600	0	0
INFINERA CORP			COM	45667G103	229	26900	SH		SOLE		26900	0	0
INTEL CORP			COM	458140100	53157	2384796 SH		SOLE		2384796 0	0
INTL RECTIFIER CORP		COM	460254105	27514	1201504 SH		SOLE		1201504 0	0
LEXMARK INTERNATIONAL INC	CL A	529771107	9206	255150	SH		SOLE		255150	0	0
MERCADOLIBRE INC		COM	58733R102	37901	786164	SH		SOLE		786164	0	0
MARVELL TECH GP 		COM	G5876H105	25378	1242800 SH		SOLE		1242800 0	0
MICROSOFT CORP			COM	594918104	58753	2006066 SH		SOLE		2006066 0	0
MICRON TECHNOLOGY INC		COM	595112103	26422	2547893 SH		SOLE		2547893 0	0
MOSAIC CO			COM	61945A107	10385	170888	SH		SOLE		170888	0	0
NETFLIX INC			COM	64110L106	39841	540289	SH		SOLE		540289	0	0
NETEASE COM INC ADR		SP ADR	64110W102	3552	100000	SH		SOLE		100000	0	0
NETGEAR INC			COM	64111Q104	4971	190460	SH		SOLE		190460	0	0
OPENTABLE INC			COM	68372A104	211	5526	SH		SOLE		5526	0	0
PMC SIERRA INC			COM	69344F106	20015	2243800 SH		SOLE		2243800 0	0
SANDISK CORP			COM	80004C101	16724	482937	SH		SOLE		482937	0	0
SINA CORP			ORD	G81477104	867	23000	SH		SOLE		23000	0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	6135	140752	SH		SOLE		140752	0	0
SILICON LABORATORIES INC	COM	826919102	1282	26900	SH		SOLE		26900	0	0
SUCCESSFACTORS INC		COM	864596101	7978	418994	SH		SOLE		418994	0	0
TRIDENT MICROSYSTEMS		COM	895919108	10242	5886067 SH		SOLE		5886067 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	9713	825206	SH		SOLE		825206	0	0
VARIAN SEMICONDUCTOR EQUIPTME	COM	922207105	38525	1163181 SH		SOLE		1163181 0	0
WESTERN DIGITAL CORP		COM	958102105	15508	397754	SH		SOLE		397754	0	0
ZORAN CORP			COM	98975F101	5228	485903	SH		SOLE		485903	0	0
INFOSYS TECHNOLOGY LTD INR5 ORDSSPONSORE456788108	735	12500	SH		SOLE		12500	0	0
AIXTRON AG (GFR LISTING)	SPONSORE009606104	7828	219391	SH		SOLE		219391	0	0
ASML HOLDING NV 		NY REG SN07059186	23928	675920	SH		SOLE		675920	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	23557	965049	SH		SOLE		965049	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	28973	773652	SH		SOLE		773652	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	8362	375130	SH		SOLE		375130	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	18544	575729	SH		SOLE		575729	0	0